Business Combinations - Schedule of Business Combinations (Details) - Darnatein [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Business Combinations [Line Items]
Acquiree	Darnatein
Main business	New drug development, etc.
Acquisition date	Mar. 31, 2023
Ownership (%)	100.00%
Total consideration	$ 81,436,889